Trade Payables	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Trade Payables	12. Trade payables The trade payables (EUR 1.1 million; previous EUR 2.1 million) decreased by EUR 1.0 million from the previous year.